TAXATION (Tables)	12 Months Ended
Dec. 31, 2016
TAXATION [Abstract]
Schedule of Earnings Before Income Taxes

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB
Cayman Islands	73,715,803	(5,667,142)	(122,966,973)
PRC	684,876,769	786,947,233	1,394,413,594
Other countries	(195,842,589)	85,793,052	(23,724,060)
Income from continuing operations before income taxes	562,749,983	867,073,143	1,247,722,561

Schedule of Current and Deferred Income Taxes

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB
Current income tax expenses
PRC	(28,241,780)	(104,597,580)	(234,278,825)
Other countries	(7,722,360)	(12,024,951)	(35,469,815)
Total current income tax expenses	(35,964,140)	(116,622,531)	(269,748,640)
Deferred tax benefit	171,357,102	16,088,702	12,261,634
Income tax (expense)/benefit, net	135,392,962	(100,533,829)	(257,487,006)

Schedule of Income Tax Rate Reconciliation
	For the year ended December 31
	2014	2015	2016
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	1.1	2.0	1.1
—Change in fair value of convertible senior notes and capped call options	(2.8)	0.4	2.2
—Accrued payroll and welfare expenses	0.5	1.3	1.0
—Change of enacted tax rate	(9.2)	(3.5)	0.4
—Other permanent differences	1.1	(2.0)	(0.0)
Difference in tax rate of a subsidiary outside the PRC	0.9	(1.1)	0.9
Effect of tax holiday for subsidiaries	(11.9)	(9.1)	(10.9)
Change in valuation allowance	(28.8)	(1.4)	0.9
Effective CIT rate	(24.1)	11.6	20.6

Schedule of Aggregate Amount and Per Share Effect of Reduction of CIT
	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB
The aggregate amount of effect	66,792,435	79,037,989	135,724,429
Per share effect—basic	0.54	0.63	1.08
Per share effect—diluted	0.43	0.62	1.04

Schedule of Current Deferred Tax Assets
	For the year ended December 31
	2015	2016
	RMB	RMB
Net operating losses	-	17,458,359
Provision for inventories, accounts receivable, other receivable	74,388,533	81,441,291
Change in fair value of forward contracts	(244,141)	(96,131)
Accrued warranty costs	20,135,070	10,505,141
Accrued interest	1,112,954	637,754
Timing difference for revenue recognition	(17,679,078)	10,974,242
Other temporary differences	18,498,176	18,278,850
Total deferred tax assets	96,211,514	139,199,506
Less: Valuation allowance	(17,110,947)	(8,523,851)
Deferred tax assets—current, net	79,100,567	130,675,655

Other temporary differences	(9,266,399)	(17,074,064)
Deferred tax liabilities—current, net	(9,266,399)	(17,074,064)

Schedule of Noncurrent Deferred Tax Assets
	For the year ended December 31
	2015	2016
	RMB	RMB
Net operating losses	37,681,060	57,699,650
Accrued warranty costs	73,807,284	118,214,437
Timing difference for project assets, property, plant and equipment	22,735,289	8,463,603
Timing difference for revenue recognition of retainage contract	21,260,336	8,113,322
Total deferred tax assets	155,483,969	192,491,012
Less: Valuation allowance	(37,681,059)	(57,699,650)
Deferred tax assets—non-current, net	117,802,910	134,791,362
Timing difference for project assets, property, plant and equipment	-	(50,625,310)
Other temporary differences	(25,220)	(25,220)
Deferred tax liabilities—non-current, net	(25,220)	(50,650,530)

Schedule of Movement of Valuation Allowances

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB
At beginning of year	(229,484,242)	(67,263,314)	(54,792,006)
Current year additions	(51,335,333)	(20,392,519)	(38,362,418)
Utilization and reversal of valuation allowances	213,556,261	32,863,827	26,930,923
At end of year	(67,263,314)	(54,792,006)	(66,223,501)